Provisions for employees' benefits - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2023 COP ($)
Discount rate | Pension
Disclosure of defined benefit plans
-50 basis points	$ 15,428,231
+50 basis points	14,034,889
Discount rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,247,485
+50 basis points	1,188,056
Discount rate | Education
Disclosure of defined benefit plans
-50 basis points	469,157
+50 basis points	433,565
Discount rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	987,882
+50 basis points	955,544
Discount rate | Health
Disclosure of defined benefit plans
-50 basis points	11,819,342
+50 basis points	10,302,032
Inflation rate | Pension
Disclosure of defined benefit plans
-50 basis points	13,972,915
+50 basis points	15,491,342
Inflation rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,190,418
+50 basis points	1,244,748
Inflation rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	847,577
+50 basis points	868,927
Salary growth rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	109,492
+50 basis points	117,265
Cost trend | Education
Disclosure of defined benefit plans
-50 basis points	433,225
+50 basis points	469,388
Cost trend | Health
Disclosure of defined benefit plans
-50 basis points	10,315,944
+50 basis points	$ 11,797,481